Submission	Aug. 13, 2024
Submission [Line Items]
Central Index Key	0001592000
Registrant Name	EnLink Midstream, LLC
Registration File Number	333-281344
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES